Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,016,208.86

Principal:
Principal Collections	$22,957,354.92
Prepayments in Full	$13,993,993.61
Liquidation Proceeds	$875,647.89
Recoveries	$2,634.23
Sub Total	$37,829,630.65
Collections	$41,845,839.51

Purchase Amounts:
Purchase Amounts Related to Principal	$162,480.47
Purchase Amounts Related to Interest	$1,016.92
Sub Total	$163,497.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,009,336.90

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,009,336.90
Servicing Fee	$914,192.82	$914,192.82	$0.00	$0.00	$41,095,144.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,095,144.08
Interest - Class A-2 Notes	$120,975.00	$120,975.00	$0.00	$0.00	$40,974,169.08
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$40,590,709.08
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$40,440,097.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,440,097.41
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$40,365,900.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,365,900.08
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$40,302,760.08
Third Priority Principal Payment	$5,101,361.89	$5,101,361.89	$0.00	$0.00	$35,201,398.19
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$35,124,051.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,124,051.69
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$3,554,051.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,554,051.69
Residuel Released to Depositor	$0.00	$3,554,051.69	$0.00	$0.00	$0.00
Total		$42,009,336.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,101,361.89
Regular Principal Payment					$31,570,000.00
Total					$36,671,361.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,671,361.89	$80.69	$120,975.00	$0.27	$36,792,336.89	$80.96
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$36,671,361.89	$22.77	$869,730.50	$0.54	$37,541,092.39	$23.31

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$234,145,156.92	0.5151709	$197,473,795.03	0.4344858
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,049,605,156.92	0.6517829	$1,012,933,795.03	0.6290108

Pool Information
Weighted Average APR	4.416%	4.408%
Weighted Average Remaining Term	50.00	49.13
Number of Receivables Outstanding	51,486	50,440
Pool Balance	$1,097,031,379.85	$1,058,508,143.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,049,605,156.92	$1,012,933,795.03
Pool Factor	0.6660678	0.6426782

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$45,574,348.74
Targeted Overcollateralization Amount	$45,574,348.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,574,348.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		119	$533,759.19
(Recoveries)		27	$2,634.23
Net Losses for Current Collection Period			$531,124.96
Cumulative Net Losses Last Collection Period			$2,129,562.64
Cumulative Net Losses for all Collection Periods			$2,660,687.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.20%	576	$12,733,471.10
61-90 Days Delinquent	0.19%	79	$2,023,229.05
91-120 Days Delinquent	0.05%	21	$557,882.33
Over 120 Days Delinquent	0.03%	14	$290,482.72
Total Delinquent Receivables	1.47%	690	$15,605,065.20

Repossession Inventory:
Repossessed in the Current Collection Period		37	$911,988.41
Total Repossessed Inventory		51	$1,261,221.54

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2723%
Preceding Collection Period			0.4148%
Current Collection Period			0.5914%
Three Month Average			0.4262%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1554%
Preceding Collection Period			0.1534%
Current Collection Period			0.2260%
Three Month Average			0.1783%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer